UNITED STATES,,,,,,,,,,,,
SECURITIES AND EXCHANGE COMMISSION,,,,,,,,,,,,
WASHINGTON D.C. 20549,,,,,,,,,,,,
FORM 13F,,,,,,,,,,,,
FORM 13F COVER PAGE,,,,,,,,,,,,
"Report for the calendar Year or Quarter Ended: March 31, 2013",,,,,,,,,,,, ,,,,,,,,,,,,
Check here if Amendment [ ]; Amendment Number: ________,,,,,,,,,,,,
This Amendment (Check only one.),[ ]  is a restatement,,,,,,,,,,,
,[ ] adds new holdings entries,,,,,,,,,,,
,,,,,,,,,,,,
Institutional Investment Manager Filing this Report:,,,,,,,,,,,,
Name:,Tiverton Asset Management LLC,,,,,,,,,,,
Address:,2711 Centerville Road,,,,,,,,,,,
 ,Suite 400,,,,,,,,,,,
 ,"Wilmington, Delaware  19808",,,,,,,,,,,
13F File Number:,,,,,,,,,,,,
,,,,,,,,,,,,
The institutional investment manager filing this report and the person by,,,,,,, whom it is signed hereby represent that the person signing the report,,,,,,,,,,, "is authorized to submit it, that all information contained herein is true,",,,, "correct and complete, and that it is understood that all required items,",,,,,, "statements, schedules, lists, and tables, are considered integral parts",,,,,,, of this submission.,,,,,,,,,,,,
,,,,,,,,,,,,
Person Signing this Report on Behalf of Reporting Manager:,,,,,,,,,,,, ,,,,,,,,,,,,
Name:,Michael Christensen,,,,,,,,,,,
Title,Manager,,,,,,,,,,,
Phone:,(302) 351-8413,,,,,,,,,,,
"Signature, Place, and Date of Signing:",,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,,,,,,,,,,,,
,Michael Christensen,,,,,,,,,,,
,"Wilmington, Delaware",,,,,,,,,,,
,"May 14, 2013",,,,,,,,,,,
,,,,,,,,,,,,
Report type (Check only one.):,,,,,,,,,,,,
[X]    13F HOLDINGS REPORT,,,,,,,,,,,,
[ ]    13F NOTICE,,,,,,,,,,,,
[ ]    13F COMBINATION REPORT,,,,,,,,,,,,
,,,,,,,,,,,,
List of Other Managers Reporting for this Manager:,,,,,,,,,,,,
Form 13F File Number        Name,,,,,,,,,,,,
NONE,,,,,,,,,,,,
,,,,,,,,,,,,
FORM 13F SUMMARY PAGE,,,,,,,,,,,,
Report Summary:,,,,,,,,,,,,
Number of Other Included Managers:,, 0 ,,,,,,,,,,
Form 13F Information Table Entry Total:,, 104 ,,,,,,,,,,
Form 13F Information Table Value Total:,," 3,683,587 ",,,,,,,,,,
List of Other Included Managers:,,,,,,,,,,,,
NONE,,,,,,,,,,,,
,,,,,,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,,
,,,VALUE,SHRS OR,, SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,, ISSUER,CLASS,CUSIP,(x$1000),PRN AMT,, PRN,CALL,DSCRETN,MANAGERS,SOLE,SHARED,NONE
DTS INC,COM,23335C101,980,58900, ,SH,,SOLE, ,58900,0,0
ZIONS BANCORPORATION,COM,989701107,2499,100000, ,SH,,SOLE, ,100000,0,0
MISTRAS GROUP INC,COM,60649T107,2503,103400, ,SH,,SOLE, ,103400,0,0
SUPERIOR ENERGY SVCS INC,COM,868157108,3116,120000, ,SH,,SOLE, ,120000,0,0
ZOGENIX INC,COM,98978L105,3961,2200000, ,SH,,SOLE, ,2200000,0,0
OREXIGEN THERAPEUTICS INC,COM,686164104,4383,700000, ,SH,,SOLE, ,700000,0,0
UNITED THERAPEUTICS CORP,COM,91307C102,4625,76000, ,SH,,SOLE, ,76000,0,0
SANGAMO BIOSCIENCES INC,COM,800677106,5801,606800, ,SH,,SOLE, ,606800,0,0
KNIGHT TRANSN INC,COM,499064103,5980,371400, ,SH,,SOLE, ,371400,0,0
NEWLINK GENETICS CORP,COM,651511107,6135,500000, ,SH,,SOLE, ,500000,0,0
INNERWORKINGS INC,COM,45773Y105,6907,456270, ,SH,,SOLE, ,456270,0,0
ARTHROCARE CORP,COM,043136100,6952,200000, ,SH,,SOLE, ,200000,0,0
HORNBECK OFFSHORE SVCS INC N,COM,440543106,6970,150000, ,SH,,SOLE, ,150000,0,0
MASIMO CORP,COM,574795100,7066,360200, ,SH,,SOLE, ,360200,0,0
UTI WORLDWIDE INC,ORD,G87210103,7243,500000, ,SH,,SOLE, ,500000,0,0
NEOGEN CORP,COM,640491106,7631,153950, ,SH,,SOLE, ,153950,0,0
NXSTAGE MEDICAL INC,COM,67072V103,7895,700000, ,SH,,SOLE, ,700000,0,0
NORDSON CORP,COM,655663102,7916,120000, ,SH,,SOLE, ,120000,0,0
DEVRY INC DEL,COM,251893103,7937,250000, ,SH,,SOLE, ,250000,0,0
CORPORATE OFFICE PPTYS,SH BEN INT,22002T108,9336,350000, ,SH,,SOLE, ,350000,0,0
MEDIVATION INC,COM,58501N101,9352,200000, ,SH,,SOLE, ,200000,0,0
MICREL INC,COM,594793101,9774,930000, ,SH,,SOLE, ,930000,0,0
EHEALTH INC,COM,28238P109,9832,550000, ,SH,,SOLE, ,550000,0,0
BARNES GROUP INC,COM,067806109,11576,400000, ,SH,,SOLE, ,400000,0,0
EXACT SCIENCES CORP,COM,30063P105,11760,1200000, ,SH,,SOLE, ,1200000,0,0
CRESTWOOD MIDSTREAM PRTNERS,COM,226372100,14311,600000, ,SH,,SOLE, ,600000,0,0
HEICO CORP NEW,COM,422806208,14721,429044, ,SH,,SOLE, ,429044,0,0
TEMPUR PEDIC INTL INC,COM,88023U101,15064,303500, ,SH,,SOLE, ,303500,0,0
ABBOTT LABS,COM,002824100,15189,430000, ,SH,,SOLE, ,430000,0,0
AMERICAN PUBLIC EDUCATION IN,COM,02913V103,15708,450200, ,SH,,SOLE, ,450200,0,0
CITY NATL CORP,COM,178566105,15818,268500, ,SH,,SOLE, ,268500,0,0
KLA-TENCOR CORP,COM,482480100,15822,300000, ,SH,,SOLE, ,300000,0,0
ABBVIE INC,COM,00287Y109,17534,430000, ,SH,,SOLE, ,430000,0,0
ITRON INC,COM,465741106,18560,400000, ,SH,,SOLE, ,400000,0,0
IBERIABANK CORP,COM,450828108,19169,383200, ,SH,,SOLE, ,383200,0,0
MAXIM INTEGRATED PRODS INC,COM,57772K101,19584,600000, ,SH,,SOLE, ,600000,0,0
HOME DEPOT INC,COM,437076102,20934,300000, ,SH,,SOLE, ,300000,0,0
PEGASYSTEMS INC,COM,705573103,21060,750000, ,SH,,SOLE, ,750000,0,0
VOLCANO CORPORATION,COM,928645100,21749,977032, ,SH,,SOLE, ,977032,0,0
THERMO FISHER SCIENTIFIC,COM,883556102,22946,300000, ,SH,,SOLE, ,300000,0,0
ABAXIS INC,COM,002567105,23659,500000, ,SH,,SOLE, ,500000,0,0
SUNCOR ENERGY INC,COM,867224107,24008,800000, ,SH,,SOLE, ,800000,0,0
TRACTOR SUPPLY CO,COM,892356106,24472,235000, ,SH,,SOLE, ,235000,0,0
TRANSOCEAN INC,COM,H8817H100,25980,500000, ,SH,,SOLE, ,500000,0,0
ASML HOLDING N V,SHS,N07059210,26176,385000, ,SH,,SOLE, ,385000,0,0
CENOVUS ENERGY INC,COM,15135U109,27892,900000, ,SH,,SOLE, ,900000,0,0
SYSCO CORP,COM,871829107,28136,800000, ,SH,,SOLE, ,800000,0,0
SMITH A O,COM,831865209,28154,382700, ,SH,,SOLE, ,382700,0,0
WAL MART STORES INC,COM,931142103,29932,400000, ,SH,,SOLE, ,400000,0,0
ANALOG DEVICES INC,COM,032654105,30224,650100, ,SH,,SOLE, ,650100,0,0
CBRE GROUP INC,COM,12504L109,30757,1218100, ,SH,,SOLE, ,1218100,0,0
BED BATH & BEYOND INC,COM,075896100,32210,500000, ,SH,,SOLE, ,500000,0,0
INTERCONTINENTALEXCHANGE INC,COM,45865V100,32614,200000, ,SH,,SOLE, ,200000,0,0
TJX COS INC NEW,COM,872540109,32725,700000, ,SH,,SOLE, ,700000,0,0
WELLS FARGO & CO NEW,COM,949746101,33293,900000, ,SH,,SOLE, ,900000,0,0
COMCAST CORP NEW,COM,20030N101,33584,800000, ,SH,,SOLE, ,800000,0,0
NIKE INC,COM,654106103,35406,600000, ,SH,,SOLE, ,600000,0,0
TEXAS INSTRS INC,COM,882508104,35480,1000000, ,SH,,SOLE, ,1000000,0,0
EXPEDITORS INTL WASH INC,COM,302130109,35730,1000000, ,SH,,SOLE, ,1000000,0,0
ROSS STORES INC,COM,778296103,36373,600000, ,SH,,SOLE, ,600000,0,0
APPLIED MATLS INC,COM,038222105,36396,2700000, ,SH,,SOLE, ,2700000,0,0
COACH INC,COM,189754104,36493,730000, ,SH,,SOLE, ,730000,0,0
ILLINOIS TOOL WKS INC,COM,452308109,36564,600000, ,SH,,SOLE, ,600000,0,0
SOUTHWESTERN ENERGY CO,COM,845467109,37260,1000000, ,SH,,SOLE, ,1000000,0,0
PRICE T ROWE GROUP INC,COM,74144T108,37435,500000, ,SH,,SOLE, ,500000,0,0
MICROCHIP TECHNOLOGY INC,COM,595017104,38610,1050000, ,SH,,SOLE, ,1050000,0,0
CONCHO RES INC,COM,20605P101,38973,400000, ,SH,,SOLE, ,400000,0,0
DIRECTV GROUP INC,COM,25490A309,39613,700000, ,SH,,SOLE, ,700000,0,0
FASTENAL CO,COM,311900104,41065,800000, ,SH,,SOLE, ,800000,0,0
WADDELL & REED FINL INC,COM,930059100,41594,950000, ,SH,,SOLE, ,950000,0,0
LIQUIDITY SERVICES INC,COM,53635B107,41736,1400000, ,SH,,SOLE, ,1400000,1,1
ADOBE SYS INC,COM,00724F101,43516,1000000, ,SH,,SOLE, ,1000000,0,0
SYNTEL INC,COM,87162H103,43887,650000, ,SH,,SOLE, ,650000,0,0
TARGET CORP,COM,87612E106,44494,650000, ,SH,,SOLE, ,650000,0,0
SCHLUMBERGER LTD,COM,806857108,44934,600000, ,SH,,SOLE, ,600000,0,0
MYRIAD GENETICS INC,COM,62855J104,45239,1780200, ,SH,,SOLE, ,1780200,0,0
CHICAGO MERCANTILE HLDGS,COM,12572Q105,46059,750000, ,SH,,SOLE, ,750000,0,0
SOLERA HOLDINGS INC,COM,83421A104,47883,820872, ,SH,,SOLE, ,820872,0,0
DANAHER CORP DEL,COM,235851102,49719,800000, ,SH,,SOLE, ,800000,0,0
VISA INC,COM,92826C839,50952,300000, ,SH,,SOLE, ,300000,0,0
STRYKER CORP,COM,863667101,52191,800000, ,SH,,SOLE, ,800000,0,0
CISCO SYS INC,COM,17275R102,52239,2500000, ,SH,,SOLE, ,2500000,0,0
SEMTECH CORP,COM,816850101,53100,1500000, ,SH,,SOLE, ,1500000,0,0
VERTEX PHARMACEUTICALS INC,COM,92532F100,54970,1000000, ,SH,,SOLE, ,1000000,0,0
MICROS SYS INC,COM,594901100,55134,1211400, ,SH,,SOLE, ,1211400,0,0
STERICYCLE INC,COM,858912108,56276,530000, ,SH,,SOLE, ,530000,0,0
JOHNSON & JOHNSON,COM,478160104,57071,700000, ,SH,,SOLE, ,700000,0,0
O REILLY AUTOMOTIVE INC NEW,COM,67103H107,61465,600000, ,SH,,SOLE, ,600000,0,0
POTASH CORP SASK INC,COM,73755L107,62801,1600000, ,SH,,SOLE, ,1600000,0,0
FACTSET RESH SYS INC,COM,303075105,64487,696400, ,SH,,SOLE, ,696400,0,0
ORACLE CORP,COM,68389X105,64660,2000000, ,SH,,SOLE, ,2000000,0,0
INTEL CORP,COM,458140100,65507,3000000, ,SH,,SOLE, ,3000000,0,0
MICROSOFT CORP,COM,594918104,65794,2300000, ,SH,,SOLE, ,2300000,0,0
QUALCOMM INC,COM,747525103,66940,1000000, ,SH,,SOLE, ,1000000,0,0
AFFILIATED MANAGERS GROUP,COM,008252108,69104,450000, ,SH,,SOLE, ,450000,0,0
CELGENE CORP,COM,151020104,69546,600000, ,SH,,SOLE, ,600000,0,0
SCHEIN HENRY INC,COM,806407102,74042,800000, ,SH,,SOLE, ,800000,0,0
XILINX INC,COM,983919101,87792,2300000, ,SH,,SOLE, ,2300000,0,0
KIRBY CORP,COM,497266106,92161,1200000, ,SH,,SOLE, ,1200000,0,0
COGNIZANT TECHNOLOGY SOL,COM,192446102,99607,1300000, ,SH,,SOLE, ,1300000,0,0
GOOGLE INC,COM,38259P508,103245,130000, ,SH,,SOLE, ,130000,0,0
APPLE COMPUTER INC,COM,037833100,104025,235000, ,SH,,SOLE, ,235000,0,0
LKQ CORP,COM,501889208,121854,5600000, ,SH,,SOLE, ,5600000,0,0
EXPRESS SCRIPTS HLDG CO,COM,30219G108,144050,2500000, ,SH,,SOLE, ,2500000,0,0
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